Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Bank Loans and Banking Facilities
8.	Bank Loans and Banking Facilities

Bank loans consisted of the following:

At December 31,	2019
Short-term bank loan	$1,433
Debt issuance cost	(23)
Total short-term debt	$1,410

Long-term bank loans	$96,354
Debt issuance cost	(412)
Total debt	95,942
Less: current maturities	(2,081)
Total long-term debt	$93,861

Future maturities of long-term bank loan are as follows:

At December 31,	2019
2020	$2,235
2021	7,338
2022	15,048
2023	9,933
2024	12,125
Thereafter	49,675
Total	$96,354

The details of bank loans during the year ended December 31, 2019 are as follows:

		Repayment frequency
Loan from Bank of Beijing (1) Due August 15, 2022, at 6.46% per annum	$7,163	Quarterly
Loan from Bank of China (2) Due November 7, 2028, at 6.272% per annum	73,052	Semi-annually
Loan from Shenzhen Rural Commercial Bank (3) Due December 20, 2024, at 6.15% per annum	12,034	Note (6)
Loan from China Everbright Bank (4) Due October 20, 2020, at 5.22% per annum	1,433	Quarterly
Loan from Industrial Bank (5) Due October 20, 2022, at 6.175% per annum	4,298	Quarterly
Total	$97,980

As of December 31, 2019, $97.98 million in bank loans have been obtained. The principal of the loan repaid during the year was $0.19 million.

Notes:

(1)

In August 2019, NTISZ obtained a bank loan of $7.16 million from Bank of Beijing (credit line of $7.16 million). It is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company. The loan is used for the construction of Nam Tai Technology Center. The financing cost is $0.29 million, and the principal of $0.12 million has been repaid by the end of 2019.

(2)

In September 2019, Zastron Shenzhen signed a loan contract with Bank of China with a credit line of $143 million, with the land mortgage of Nam Tai Inno Park, the equity pledge of the Company and the guarantee provided by NTISZ. As of December 31, 2019, the Company has withdrawn $73.05 million for the construction of Nam Tai Inno Park.

(3)

In October 2019, NTISZ has signed a credit contract with Baoan Branch of Shenzhen Rural Commercial Bank (“Shenzhen Rural Commercial Bank”) with a credit line of $143 million for the construction of Nam Tai Technology Center. The loan is guaranteed by the land mortgage of Nam Tai Technology Center, and the equity pledge of NTISZ. Zastron Shenzhen provides a liability guarantee. As of December 31, 2019, the Company had withdrawn $12.03 million from Shenzhen Rural Commercial Bank.

(4)

In October 2019, NTISZ obtained a short-term bank loan of $1.43 million (credit line of $1.43 million) from China Everbright Bank for the construction of Nam Tai Technology Center. The loan is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company, with a financing cost of $0.03 million.

(5)

In October 2019, NTTP obtained a bank loan of $4.3 million (line of credit of $4.3 million) from Industrial Bank for general operation fund of Nam Tai Inno Valley. The loan is guaranteed by a state-owned third-party guarantee company, mortgaged by the property of Qianhai office, and cross guaranteed by several subsidiaries of the Company. The financing cost is $0.17 million. By the end of 2019, the principal has been repaid by $0.07 million.

(6)

From the third month after the project pre-sale license for Nam Tai Technology Center is obtained, and no later than the 30th month after the loan is issued, the principal shall be repaid in equal monthly amounts.

(7)

Certain of our loan agreements contain cross-default clauses. If any cross default occurs, these banks are entitled to accelerate payment of all or any part of the loan under their relevant loan agreements and to enforce all or any of the security for such loans.